[GRAPHIC OMITTED]
                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        January 2, 2003

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust IV (the "Trust") (File Nos. 2-54607 and 811-2594) on behalf of MFS(R)Government Money Market Fund, MFS(R)Mid Cap Growth Fund, MFS(R)Money Market Fund and MFS(R)Municipal Bond Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 38 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on December 20, 2002.

     Please call the undersigned or Karen M. Ray at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,




                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn